GUINNESS ATKINSON ALTERNATIVE ENERGY FUND

Schedule of Investments

at September 30, 2025 (Unaudited)

Shares	Common Stocks: 98.9%	Value
	Electrification: 24.4%
7,066	Amphenol Corp.	$874,417
7,468	Aptiv PLC*	643,891
14,655	Infineon Technologies AG	571,156
21,690	Johnson Matthey PLC	586,247
1,903	LG Chem Ltd.	376,689
2,397	NXP Semiconductors NV	545,869
8,154	ON Semiconductor Corp.*	402,074
14,393	Sensata Technologies Holding	439,706
		4,440,049
	Energy Efficiency: 20.5%
12,181	Ameresco*	409,038
28,108	Atlas Copco AB	474,363
1,151	Carlisle Cos Inc.	378,633
1,810	Hubbell Inc.	778,861
2,279	Installed Building Products Inc.	562,138
2,704	Owens Corning	382,508
1,769	Trane Technologies PLC	746,447
		3,731,988
	Renewable Energy Generation: 14.8%
470,000	China Longyuan Power Group Corp. - H Shares	501,895
41,754	Iberdrola SA	789,387
9,728	Nextera Energy Inc.	734,367
7,071	Ormat Technologies Inc.	680,584
		2,706,233
	Renewable Equipment Manufacturing: 39.2%
19,672	Canadian Solar Inc.*	256,523
2,231	Eaton Corp PLC	834,952
3,830	Enphase Energy Inc.*	135,544
2,778	First Solar Inc.*	612,632
4,785	Itron Inc.*	596,020
6,022	Legrand SA	993,933
8,281	Prysmian SpA	818,319
2,934	Schneider Electric SE	818,347
3,024	Siemens AG	813,631
12,182	Spie SA	654,961
16,626	Vestas Wind Systems A/S	313,220
690,200	Xinyi Solar Holdings Ltd.	305,104
		7,153,186

GUINNESS ATKINSON ALTERNATIVE ENERGY FUND

Schedule of Investments

at September 30, 2025 (Unaudited)

Shares	Common Stocks: 98.9%	Value
	Total Common Stocks	18,031,456
	(cost $18,425,915)

	Total Investments in Securities	$18,031,456
	(cost $18,425,915): 98.9%

	Other Assets in Excess of Liabilities: 1.1%	200,061

	Net Assets: 100.0%	$18,231,517

*	Non-income producing security.

 PLC - Public Limited Company